Expenses by nature	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Expenses by nature
38	Expenses by nature

The following table shows the expenses by nature as required by IAS 1.104.

	2018	2017
Changes in inventories	6,850	(63)
Raw materials and consumables	177,905	181,574
Services	107,074	118,681
Employee benefits expense	137,425	141,433
Depreciation and amortization, net of government grants	10,003	11,361
Other	19,334	19,774

Total cost of sales, selling and administrative expenses	458,591	472,760

The following table shows in which caption is included the depreciation and amortization.

	2018	2017
Included in cost of sales
Depreciation	7,455	8,564
Amortisation	34	74
Government grants	(1,061)	(1,068)

Total (a)	6,428	7,570

Included in selling expenses
Depreciation	2,274	1,818
Amortisation	—	306

Total (b)	2,274	2,124

Included in administrative expenses
Depreciation	425	478
Amortisation	876	1,190

Total (c)	1,301	1,668

Total depreciation and amortization (a+b+c)	10,003	11,362

The following table shows in which caption is included the employee benefits expense.

	2018	2017
Included in cost of sales
Salary and wages	62,815	57,401
Social security costs	18,310	18,854
Employees’ leaving entitlement	3,827	3,710
Other costs	4,881	12,342

Total (a)	89,833	92,307

Included in selling expenses
Salary and wages	19,754	20,475
Social security costs	4,019	4,376
Employees’ leaving entitlement	350	660
Other costs	3,472	1,064

Total (b)	27,595	26,575

Included in admnistrative expenses
Salary and wages	14,585	13,843
Social security costs	3,638	3,570
Employees’ leaving entitlement	635	831
Other costs	1,139	4,307

Total (c)	19,997	22,551

Total (a+b+c)	137,425	141,433